Investment Income - Summary of Investment Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investment income [line items]
Interest income	€ 5,783	€ 6,052	€ 6,479
Dividend income	1,124	1,164	1,180
Rental income	129	121	129
Investment income	7,035	7,338	7,788
Aegon N.V [member]
Disclosure of investment income [line items]
Interest income from intercompany loans	66	65
Interest income from derivatives	11	18
Investment income	77	83
Investment income related to general account [member]
Disclosure of investment income [line items]
Investment income	5,268	5,394	5,737
Investment contracts for account of policyholders [member]
Disclosure of investment income [line items]
Investment income	€ 1,767	€ 1,944	€ 2,051